Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Accounts and Other Receivables	Accounts and other receivables as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Accounts receivable
Non-related party	₩	55,400	₩	78,368
Related party	1,537		3,334
Less : Loss allowance	(619)		(550)
Accounts receivables, net	₩	56,318	₩	81,152

	December 31, 2025		December 31, 2024
	(In millions of Korean won)
Other receivables
Non-related party	₩	2,904	₩	1,577
Less: Loss allowance	—		(5)
Other receivables, net	₩	2,904	₩	1,572

Schedule of Changes in Loss Allowance of Accounts and Other Receivables	Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Accounts receivable
Beginning balance	₩	550	₩	626	₩	319
Bad debt expenses	757		589		1,402
Write-off	(688)		(665)		(1,095)
Ending balance	₩	619	₩	550	₩	626

	2025		2024		2023
	(In millions of Korean won)
Other receivables
Beginning balance	₩	5	₩	5	₩	5
Bad debt expenses	(5)		—		—
Ending balance	₩	—	₩	5	₩	5

Schedule of ECLs and Credit Risk Exposures for Accounts and Other Receivables	Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2025 and 2024 are as follows:
① Accounts receivables

As of December 31, 2025	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.9%	₩ 56,617	₩ 510
More than 90 days ~ Less than 180 days	6.7%	221	15
More than 180 days ~ Less than 270 days	87.7%	41	36
More than 270 days ~ Less than 1 year	99.8%	40	40
More than 1 year	100.0%	18	18
Total		₩ 56,937	₩ 619

As of December 31, 2024	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.4%	₩ 81,335	₩ 351
More than 90 days ~ Less than 180 days	22.5%	214	48
More than 180 days ~ Less than 270 days	87.0%	13	11
More than 270 days ~ Less than 1 year	100.0%	5	5
More than 1 year	100.0%	135	135
Total		₩ 81,702	₩ 550
② Other receivables

As of December 31, 2025	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 2,901	₩ —
More than 90 days ~ Less than 180 days	—%	3	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	—	—
Total		₩ 2,904	₩ —

As of December 31, 2024	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 1,566	₩ —
More than 90 days ~ Less than 180 days	—%	6	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 1,577	₩ 5